Segment Information by geographical area (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Segment information by geographical area
Non-Group sales	$ 209,363	$ 171,493	$ 149,743
Property, plant and equipment, intangible assets, net	142,246	123,984	127,333
Capital expenditures	22,185	16,896	20,530
France
Segment information by geographical area
Non-Group sales	47,716	39,032	33,472
Property, plant and equipment, intangible assets, net	12,561	6,397	5,361
Capital expenditures	4,502	1,193	1,835
Rest of Europe
Segment information by geographical area
Non-Group sales	99,465	83,255	71,551
Property, plant and equipment, intangible assets, net	25,262	18,260	20,647
Capital expenditures	2,609	2,805	3,842
North America
Segment information by geographical area
Non-Group sales	22,243	16,889	15,383
Property, plant and equipment, intangible assets, net	18,903	18,469	19,154
Capital expenditures	2,014	2,916	2,825
Africa
Segment information by geographical area
Non-Group sales	22,263	17,581	15,294
Property, plant and equipment, intangible assets, net	43,359	42,849	45,032
Capital expenditures	4,838	5,030	6,859
Rest of the world
Segment information by geographical area
Non-Group sales	17,676	14,736	14,043
Property, plant and equipment, intangible assets, net	42,161	38,009	37,139
Capital expenditures	$ 8,222	$ 4,952	$ 5,169